STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Formation and operating costs	$ 2,389,899	$ 1,632,489
Loss from Operations	(2,389,899)	(1,632,489)
Other income (expense):
Interest income	5,128,585	20,259
Offering costs allocated to warrants		(659,746)
Unrealized gain on marketable securities held in Trust Account	139,897
Change in fair value of warrant liability	8,680,492	10,666,695
Total other income, net	13,948,974	10,027,208
Income before provision for income taxes	11,559,075	8,394,719
Provision for income taxes	1,026,636
Net income	$ 10,532,439	$ 8,394,719
Class A Common Stock
Other income (expense):
Weighted average shares outstanding, Basic	33,350,000	26,954,110
Weighted average shares outstanding, Diluted	33,350,000	26,954,110
Basic net income per share	$ 0.25	$ 0.24
Diluted net income per share	$ 0.25	$ 0.24
Class A Common Stock subject to possible redemption
Other income (expense):
Weighted average shares outstanding, Basic	33,350,000	26,954,110
Weighted average shares outstanding, Diluted	33,350,000	26,954,110
Basic net income per share	$ 0.25	$ 0.24
Diluted net income per share	$ 0.25	$ 0.24
Class B Common Stock
Other income (expense):
Weighted average shares outstanding, Basic	8,337,500	8,033,048
Weighted average shares outstanding, Diluted	8,337,500	8,033,048
Basic net income per share	$ 0.25	$ 0.24
Diluted net income per share	$ 0.25	$ 0.24